Financial instruments	12 Months Ended
Dec. 31, 2013
Financial Instruments Disclosure [Abstract]
Financial Instruments Disclosure [Text Block]
25.	Financial instruments:

(a)	Financial risk management:

The Company has exposure to liquidity risk, credit risk, foreign currency risk and interest rate risk.

(b)	Liquidity risk:

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they are due.  The Company has sustained losses and negative cash flows from operations since inception.  At December 31, 2013, the Company has $210,604 of cash, cash equivalents and short-term investments.

The following are the contractual maturities of financial obligations as at December 31, 2013:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	>5 years

Accounts payable and accrued liabilities	$53,523	$53,523	$53,523	$-	$-	$-
Unsecured subordinated debentures (1)	33,847	36,902	36,902	-	-	-
Senior financing (2)	15,941	17,167	4,705	9,999	2,463	-
Senior revolving financing (3)	13,779	14,171	14,171	-	-	-
Other bank financing	403	403	403	-	-	-
Other long-term debt	2,043	2,057	696	875	486	-
Operating lease commitments	-	84,154	4,613	10,670	11,549	57,322
Royalty payments (4)	1,269	20,149	1,269	2,538	2,529	13,813

	$120,805	$228,526	$116,332	$24,082	$17,027	$71,135

(1)Includes interest at 9%.
(2)Includes interest at 2.8% the rate in effect at December 31, 2013
(3)Includes interest at 2.8%, the rate in effect at December 31, 2013
(4)From fiscal 2011 to 2015 inclusive, the Company is obligated to pay annual royalties equal to the greater of $1,269 (CDN$1,350) or 0.33% of the Company's gross annual revenue from all sources, provided that gross revenue exceeds $12,693 (CDN$13,500) in any aforementioned fiscal year, up to a maximum of $26,514 (CDN$28,189).  The Company has assumed the minimum required payments.

The Company expects to be able to meet its future financial obligations with its current source of funds.  However, there are uncertainties related to the timing of the Company’s cash inflows and outflows, specifically around the sale of inventories and amounts required for market and product development costs.  These uncertainties include the volume of commercial sales related to its natural gas engines and fuel system products and the development of markets for, and customer acceptance of, these products.  As a result, the Company may need to seek additional equity or arrange debt financing, which could include additional lines of credit, in order to meet its financial obligations.

(c)	Credit risk:

Credit risk arises from the potential that a counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s cash and cash equivalents, short-term investments and accounts receivable.  The Company manages credit risk associated with cash and cash equivalents and short-term investments by regularly consulting with its current bank and investment advisors and investing primarily in liquid short-term paper issued by Schedule 1 Canadian banks, R1 rated companies and governments.  The Company monitors its portfolio, and its policy is to diversify its investments to manage this potential risk.

The Company is also exposed to credit risk with respect to uncertainties as to timing and amount of collectability of accounts receivable and loans receivable.  As at December 31, 2013, 88% (December 31, 2012 - 89%) of accounts receivable relates to customer receivables, 1% (December 31, 2012 - 1%) relates to government grants receivable and 11% (December 31, 2012 - 10%) relates to amounts due from joint venture and indirect, income tax and value added taxes receivable.  In order to minimize the risk of loss for customer receivables, the Company’s extension of credit to customers involves review and approval by senior management as well as progress payments as contracts are executed.  Most sales are invoiced with payment terms in the range of 30 days to 90 days.  The Company reviews its customer receivable accounts and regularly recognizes an allowance for doubtful receivables as soon as the account is determined not to be fully collectible.   Estimates for allowance for doubtful debts are determined by a customer-by-customer evaluation of collectability at each balance sheet reporting date, taking into consideration past due amounts and any available relevant information on the customers’ liquidity and financial position.

The carrying amount of cash and cash equivalents, short-term investments and accounts receivable as at December 31, 2013 of $269,919 (December 31, 2012 - $260,049) represents the Company’s maximum credit exposure.

(d)	Foreign currency risk:

Foreign currency risk is the risk that the fair value of future cash flows of financial instruments will fluctuate because of changes in foreign currency exchange rates.  The Company conducts a significant portion of its business activities in foreign currencies, primarily the United States dollar (“U.S.”) and the Euro (“Euro”).  Cash and cash equivalents, short-term investments, accounts receivable, accounts payable, and long-term debt that are denominated in foreign currencies will be affected by changes in the exchange rate between the Canadian dollar and these foreign currencies.

The Company’s functional currency is the Canadian dollar. The U.S. dollar and the Euro carrying amount of financial instruments subject to exposure to foreign currency risk in the consolidated balance sheet  at December 31, 2013 is as follows:

U.S. dollars
Cash and cash equivalents	$150,595
Short-term investments	31,820
Accounts receivable	16,607
Accounts payable	8,732

Euros
Cash and cash equivalents	€387

If foreign exchange rates on December 31, 2013 had changed by 25 basis points, with all other variables held constant, net loss for the year ended December 31, 2013 would have changed by $528 and $1 for US dollar denominated and Euro denominated financial instruments, respectively.  The Company’s exposure to currencies other than U.S. dollars and Euros is not material.

(e)	Interest rate risk:
Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates.  The Company is subject to interest rate risk on certain long-term debt with variable rates of interest.  The Company limits its exposure to interest rate risk by continually monitoring and adjusting portfolio duration to align to forecasted cash requirements and anticipated changes in interest rates.

If interest rates for the year ended December 31, 2013 had increased or decreased by 50 basis points, with all other variables held constant, net loss for the year ended December 31, 2013 would have increased or decreased by $52.

(f)	Fair value of financial instruments:

The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities and loan payable approximate their fair values due to the short-term period to maturity of these instruments.

The Company’s short-term investments are recorded at fair value.  The long-term investment represents our interests in the CWI, WWI and other equity accounted for investees, which are accounted for using the equity method.

The carrying value reported in the balance sheets for obligations under capital lease, which is based upon discounted cash flows, approximates its fair value.

The carrying value reported in the balance sheet for the unsecured subordinated debenture notes (note 12(a)) approximates its fair value, based on market rates of interest for similar indebtedness. Additionally, the interest rate on the notes approximates the interest rate being demanded in the market for debt with similar terms and conditions.

The carrying value reported in the balance sheet for senior financing agreements (note 13(c)) approximates its fair value as at December 31, 2013, as the interest rate on the debt is floating and therefore approximates the market rate of interest.  The Company’s credit spread also has not substantially changed from the 2.5% premium currently paid.

The Company categorizes its fair value measurements for items measured at fair value on a recurring basis into three categories as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –
Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 –	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

When available, the Company uses quoted market prices to determine fair value and classify such items in Level 1.  When necessary, Level 2 valuations are performed based on quoted market prices for similar instruments in active markets and/or model–derived valuations with inputs that are observable in active markets.  Level 3 valuations are undertaken in the absence of reliable Level 1 or Level 2 information.

As at December 31, 2013, cash and cash equivalents and short-term investments are measured at fair value on a recurring basis and are included in Level 1.